INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 26, 2025 TO THE PROSPECTUS
DATED DECEMBER 20, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco California AMT-Free Municipal Bond ETF (PWZ)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the ICE BofA California Long-Term Core Plus Municipal Securities Index (the “Underlying Index”), which is compiled and maintained by ICE Data Indices, LLC (the “Index Provider”). The Index Provider has announced certain changes to the methodology of the Underlying Index, which are effective after close of markets on September 30, 2025. Accordingly, effective after close of markets on September 30, 2025, the Fund’s Statutory Prospectus is revised as follows:
1.
The fourth sentence in the second paragraph in the “Additional Information About the Fund’s Strategies and Risks – ICE BofA California Long-Term Core Plus Municipal Securities Index” section of the Statutory Prospectus is deleted and replaced with the following:
The Underlying Index is market capitalization-weighted subject to a monthly capping methodology, which includes caps on individual issuer weights at 10% of the Underlying Index, with any excess weight redistributed pro rata to other issuers. The Underlying Index is further segmented into two groups: (i) a “large capitalization” group comprised of issuers with weights greater than 5%, and (ii) a “small capitalization” group comprised of issuers with weights less than or equal to 5%. A 4.85% cap is applied to issuers in the small capitalization group, with any excess weight redistributed within the small capitalization group to all issuers under the cap. A 25% cap is applied to the combined weight of all issuers in the large capitalization group. If the weight of the large capitalization group is greater than 25%, the weights of all issuers in the group are reduced on a pro rata basis, provided that no issuer weight is reduced below 5%. The excess weight from any reduction in the large capitalization group is redistributed pro rata to issuers in the small capitalization group, provided that no issuer weight is increased above the 4.85% cap. If all issuers in the small capitalization group reach the 4.85% cap, then any remaining weight is redistributed across the entire Underlying Index on a pro rata basis.
Please Retain This Supplement for Future Reference.
P-PWZ-PRO-SUP 092625

INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED SEPTEMBER 26, 2025 TO THE PROSPECTUS
DATED DECEMBER 20, 2024, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco New York AMT-Free Municipal Bond ETF (PZT)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the ICE BofA New York Long-Term Core Plus Municipal Securities Index (the “Underlying Index”), which is compiled and maintained by ICE Data Indices, LLC (the “Index Provider”). The Index Provider has announced certain changes to the methodology of the Underlying Index, which are effective after close of markets on September 30, 2025. Accordingly, effective after close of markets on September 30, 2025, the Fund’s Statutory Prospectus is revised as follows:
1.
The fourth sentence in the second paragraph in the “Additional Information About the Fund’s Strategies and Risks – ICE BofA New York Long-Term Core Plus Municipal Securities Index” section of the Statutory Prospectus is deleted and replaced with the following:
The Underlying Index is market capitalization-weighted subject to a monthly capping methodology, which includes caps on individual issuer weights at 10% of the Underlying Index, with any excess weight redistributed pro rata to other issuers. The Underlying Index is further segmented into two groups: (i) a “large capitalization” group comprised of issuers with weights greater than 5%, and (ii) a “small capitalization” group comprised of issuers with weights less than or equal to 5%. A 4.85% cap is applied to issuers in the small capitalization group, with any excess weight redistributed within the small capitalization group to all issuers under the cap. A 25% cap is applied to the combined weight of all issuers in the large capitalization group. If the weight of the large capitalization group is greater than 25%, the weights of all issuers in the group are reduced on a pro rata basis, provided that no issuer weight is reduced below 5%. The excess weight from any reduction in the large capitalization group is redistributed pro rata to issuers in the small capitalization group, provided that no issuer weight is increased above the 4.85% cap. If all issuers in the small capitalization group reach the 4.85% cap, then any remaining weight is redistributed across the entire Underlying Index on a pro rata basis.
Please Retain This Supplement for Future Reference.
P-PZT-PRO-SUP 092625